INTECH International Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Core Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Growth Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.

INTECH U.S. Value Fund | Class S, I, T Shares
Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
(each, a “Fund” and collectively, the “Funds”)

Class I Shares, Class S Shares, Class T Shares
(collectively, the “Shares”)

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Funds’ Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by each Fund upon the sale or exchange of Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

All references in the Funds’ prospectuses regarding the application of a redemption fee by a Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for each Fund, the Redemption Fee line item under Shareholder Fees is deleted in its entirety.